Borrowings (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Borrowings
Carrying value of securities pledged to collateralize borrowings	$ 42,790	$ 54,622
Amount of residential mortgages pledged to collateralize borrowings	93,836,621	89,847,582
Overnight borrowing with the Federal Home Loan Bank
Borrowings
Available borrowing capacity	92,600,000	87,800,000
Unsecured line of credit with Key Bank
Borrowings
Available borrowing capacity	5,000,000	5,000,000
Outstanding borrowing amount	0	0
Unsecured line of credit with M&T Bank
Borrowings
Available borrowing capacity	5,000,000	5,000,000
Outstanding borrowing amount	0	0
Unsecured line of credit with Fifth Third Bank
Borrowings
Available borrowing capacity	10,000,000	10,000,000
Outstanding borrowing amount	$ 0	$ 0